OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 6 – OTHER RECEIVABLES

	As of December 31,
Current other receivables	2021	2020
Prepaid expenses	5,105	2,332
Guarantee of financial operations	1,915	2,071
Tax credits	849	4,184
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	228	226
Receivables from sale of customer relationship	19	43
Financial DFI(Note 22)	—	3
Other	1,099	2,041
Allowance for current other receivables	(369)	(503)
	8,846	10,397
Non-current other receivables
Prepaid expenses	1,671	251
Receivables from sale of customer relationship	21	62
Tax credits	2	1,297
Other	391	804
	2,085	2,414
Total other receivables, net	10,931	12,811

Movements in the allowance for current other receivables are as follows:

	Years ended December 31,
	2021	2020
At the beginning of the year	(503)	(77)
Increases	—	(448)
Decreases (includes RECPAM)	134	22
At the end of the year	(369)	(503)